Stock-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified		0 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended
	Apr. 30, 2014	Jun. 30, 2014 Restricted shares	Sep. 30, 2014 Restricted shares	Sep. 30, 2014 Restricted shares	Jun. 30, 2014 Restricted shares Vesting period of three years after grant date	Jun. 30, 2014 Restricted shares Vesting period of four years after grant date	Jun. 30, 2014 Restricted shares Vesting period of five years after grant date
Stock-Based Compensation Plans
Number of common shares reserved for issuance under the Equity Incentive Plan	2,850,000
Vesting (as a percent)					33.00%	33.00%	33.00%
Vesting period					3 years	4 years	5 years
Straight-line amortization period		5 years
Stock-based compensation expense			$ 0.8	$ 0.8
Unrecognized compensation cost			$ 14.3	$ 14.3
Weighted average life over which unrecognized compensation is expected to be recognized				4 years 9 months
Number of Shares
Granted (in shares)		655,000
Unvested at the end of the period (in shares)			655,000	655,000
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)				$ 22.99
Unvested at the end of the period (in dollars per share)			$ 22.99	$ 22.99